Loan Principal and Financing Service Fee Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Loan Principal and Financing Service Fee Receivables

Loan principal and financing service fee receivables consists of the following:

	As of December 31,
	2016	2017
	RMB	RMB	US$
Short-term loan principal and financing service fee receivables:
Loan principal and financing service fee receivables	4,930,315,057	9,277,798,700	1,425,971,551
Deferred origination costs	100,598	—	—
Less: allowance for loan principal and financing service fee receivables	(103,624,704)	(519,254,006)	(79,807,879)

Short-term loan principal and financing service fee receivables, net	4,826,790,951	8,758,544,694	1,346,163,672

Long-term loan principal and financing service fee receivables:
Loan principal and financing service fee receivables	89,311,102	—	—
Less: allowance for loan principal and financing service fee receivables	(1,489,035)	—	—

Long-term loan principal and financing service fee receivables, net	87,822,067	—	—

Summary of Nonaccrual Loan Principal

The following table presents nonaccrual loan principal as of December 31, 2016 and 2017, respectively.

	As of December 31,
	2016	2017
	RMB	RMB	US$
Nonaccrual loan principal	29,770,427	181,193,812	27,848,979
Less: allowance for nonaccrual loan principal	(25,312,490)	(147,790,782)	(22,715,027)

Nonaccrual loan principal, net	4,457,937	33,403,030	5,133,952

Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables

The following table presents the aging of past-due loan principal and financing service fee receivables as of December 31, 2016:

	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	Total past due	Current	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Domestic consumer loans (uncollateralized)
– Loan principal	74,833,461	19,548,573	14,677,810	11,429,365	9,186,682	9,154,380	138,830,271	4,831,016,428	4,969,846,699
– Financing service fee receivables	1,850,790	756,907	679,930	—	—	—	3,287,627	46,491,833	49,779,460

	76,684,251	20,305,480	15,357,740	11,429,365	9,186,682	9,154,380	142,117,898	4,877,508,261	5,019,626,159

The following table presents the aging of past-due loan principal and financing service fee receivables as of December 31, 2017:

	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	Total past due	Current	Total	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Domestic consumer loans (uncollateralized)
– Loan principal	401,975,318	124,456,568	98,289,049	81,133,077	60,811,562	39,249,173	805,914,747	8,343,133,619	9,149,048,366	1,406,182,987
– Financing service fee receivables	11,110,556	5,410,177	5,375,791	—	—	—	21,896,524	106,853,810	128,750,334	19,788,564

	413,085,874	129,866,745	103,664,840	81,133,077	60,811,562	39,249,173	827,811,271	8,449,987,429	9,277,798,700	1,425,971,551

Summary of Movement of Allowance for Loan Principal and Financing Service Fee Receivables

Movement of allowance for loan principal and financing service fee receivables is as follows:

	As of December 31,
	2016			2017
	Loan principal	Financing sevice fee receivables	Total	Loan principal	Financing service fee receivables	Total
	RMB	RMB	RMB	RMB	RMB	RMB	US$
Balance at the beginning of the year	33,803,140	384,345	34,187,485	103,111,134	2,002,605	105,113,739	16,155,686
Additions	118,735,466	1,618,260	120,353,726	594,209,005	10,954,711	605,163,716	93,011,960
Charge-offs	(49,427,472)	—	(49,427,472)	(191,023,449)	—	(191,023,449)	(29,359,767)

Balance at the end of the year	103,111,134	2,002,605	105,113,739	506,296,690	12,957,316	519,254,006	79,807,879

Evaluated for impairment on a portfolio basis	103,111,134	2,002,605	105,113,739	506,296,690	12,957,316	519,254,006	79,807,879